Revenue from Contracts with Customers (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
3.	Revenue from Contracts with Customers
The Company sells a monthly subscription offering to retailer and brand clients as well as upsell and add-on offerings to licensed clients. The Company’s current Weedmaps for Business monthly subscription package includes:
•
WM Listings: A listing page with product menu for a retailer or brand on the Weedmaps marketplace, enabling the Company’s clients to be discovered by the marketplace’s users. This also allows clients to disclose their license information, hours of operation, contact information, discount policies and other information that may be required under applicable state law.

•
WM Orders: Software for retailers to receive pickup and delivery orders directly from a Weedmaps listing and connect orders directly with a client’s POS system (for certain POS systems). The marketplace also enables brands to route customer purchase interest to a retailer that carries the brand’s product. After a dispensary receives the order request from the consumer, the dispensary and the consumer can continue to communicate, adjust items in the request, and handle any stock issues, prior to and while the dispensary processes and fulfills the order.

•
WM Store: Customizable order and menus embed which allows retailers and brands to import their Weedmaps listing menu or product reservation functionality to their own white-labeled WM Store website or separately owned website. WM Store facilitates customer pickup or delivery orders and enables retailers to reach more customers by bringing the breadth of the Weedmaps marketplace to a client’s own website.

•
WM Connectors: A centralized integration platform, including API tools, for easier menu management, automatic inventory updates and streamlined order fulfillment to enable clients to save time and more easily integrate into the WM Technology ecosystem and integrate with disparate software systems. This creates business efficiencies and improves the accuracy and timeliness of information across Weedmaps, creating a more positive experience for consumers and businesses.

•
WM Insights: An insights and analytics platform for clients leveraging data across the Weedmaps marketplace and software solutions. WM Insights provides data and analytics on user engagement and traffic trends to a client’s listing page. For Brand clients, WM Insights allows them to monitor their brand and product rankings, identify retailers not carrying products and keep track of top brands and products by category and state.

The Company also offers other add-on products for additional fees, including:
•	WM Ads: Ad solutions on the Weedmaps marketplace designed for clients to amplify their businesses and reach more highly engaged cannabis consumers throughout their buying journey including:
○
Featured Listings: Premium placement ad solutions on high visibility locations on the Weedmaps marketplace (desktop and mobile) to amplify our clients’ businesses and maximize clients’ listings and deal presence.

○
WM Deals: Discount and promotion pricing tools that let clients strategically reach prospective price-conscious cannabis customers with deals or discounts to drive conversion. In some jurisdictions, it is required by applicable law to showcase discounts.

○
Other WM Ads solutions: Includes banner ads and promotion tiles on our marketplace as well as banner ads that can be tied to keyword searches. These products provide clients with targeted ad solutions in highly visible slots across our digital surfaces.

•
WM Dispatch: Compliant, automated and optimized logistics and fulfillment last-mile delivery software (including driver apps) that helps clients manage their delivery fleets. This product streamlines the delivery experience from in-store to front-door.

In December 2023, we completed the sunset of WM AdSuite, WM CRM and WM Screens product offerings as we continue to focus our efforts on other Weedmaps for Business products that support the Weedmaps marketplace and improve the eCommerce experience for our clients and users.
Disaggregation of revenue
The following table summarizes the Company’s disaggregated net revenues information (in thousands):

	Three Months Ended March 31,
	2024	2023 As Restated[2]
Net revenues:
Weedmaps for Business and other SaaS solutions	$13,282	$11,310
Featured and deal listings	28,166	32,280
Subtotal	41,448	43,590
Other ad solutions	2,941	2,826
Total net revenues[1]	$44,389	$46,416

1	Net revenues are net of discounts of $0.2 million and $1.1 million, respectively, for three months ended March 31, 2024 and 2023.
2
For the three months ended March 31, 2023, net revenue has been retrospectively adjusted to reflect the restatement of previously reported 2023 revenue. See Note 2, “Summary of Significant Accounting Policies,” for further information.

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription offerings, as described above, and is recognized as the revenue recognition criteria are met. Deferred revenue balance as of March 31, 2024 and December 31, 2023 were $5.8 million and $5.9 million, respectively, and the balance is expected to be fully recognized within the next twelve months. The Company generally invoices customers and receives payment on an upfront basis and payments do not include significant financing components or variable consideration and there are generally no rights of return or refunds after the subscription period has passed.
Substantially all of the Company’s revenue has been generated in the United States for the three months ended March 31, 2024 and 2023. For three months ended March 31, 2024, approximately 52% of the Company’s net revenue originated in California compared with 53% of the for the three months ended March 31, 2023.

3.	Revenue from Contracts with Customers
The Company sells a monthly subscription offering to retailer and brand clients as well as upsell and add-on offerings to licensed clients. The Company’s current Weedmaps for Business monthly subscription package includes:
•
WM Listings: A listing page with product menu for a retailer or brand on the Weedmaps marketplace, enabling the Company’s clients to be discovered by the marketplace’s users. This also allows clients to disclose their license information, hours of operation, contact information, discount policies and other information that may be required under applicable state law.

•
WM Orders: Software for retailers to receive pickup and delivery orders directly from a Weedmaps listing and connect orders directly with a client’s POS system (for certain POS systems). The marketplace also enables brands to route customer purchase interest to a retailer that carries the brand’s product. After a dispensary receives the order request from the consumer, the dispensary and the consumer can continue to communicate, adjust items in the request, and handle any stock issues, prior to and while the dispensary processes and fulfills the order.

•
WM Store: Customizable order and menus embed which allows retailers and brands to import their Weedmaps listing menu or product reservation functionality to their own white-labeled WM Store website or separately owned website. WM Store facilitates customer pickup or delivery orders and enables retailers to reach more customers by bringing the breadth of the Weedmaps marketplace to a client’s own website.

•
WM Connectors: A centralized integration platform, including API tools, for easier menu management, automatic inventory updates and streamlined order fulfillment to enable clients to save time and more easily integrate into the WM Technology ecosystem and integrate with disparate software systems. This creates business efficiencies and improves the accuracy and timeliness of information across Weedmaps, creating a more positive experience for consumers and businesses.

•
WM Insights: An insights and analytics platform for clients leveraging data across the Weedmaps marketplace and software solutions. WM Insights provides data and analytics on user engagement and traffic trends to a client’s listing page. For Brand clients, WM Insights allows them to monitor their brand and product rankings, identify retailers not carrying products and keep track of top brands and products by category and state.

The Company also offers other add-on products for additional fees, including:
•	WM Ads: Ad solutions on the Weedmaps marketplace designed for clients to amplify their businesses and reach more highly engaged cannabis consumers throughout their buying journey including:
○
Featured Listings: Premium placement ad solutions on high visibility locations on the Weedmaps marketplace (desktop and mobile) to amplify our clients’ businesses and maximize clients’ listings and deal presence.

○
WM Deals: Discount and promotion pricing tools that let clients strategically reach prospective price-conscious cannabis customers with deals or discounts to drive conversion. In some jurisdictions, it is required by applicable law to showcase discounts.

○
Other WM Ads solutions: Includes banner ads and promotion tiles on our marketplace as well as banner ads that can be tied to keyword searches. These products provide clients with targeted ad solutions in highly visible slots across our digital surfaces.

•
WM Dispatch: Compliant, automated and optimized logistics and fulfillment last-mile delivery software (including driver apps) that helps clients manage their delivery fleets. This product streamlines the delivery experience from in-store to front-door.

In December 2023, we completed the sunset of WM AdSuite, WM CRM and WM Screens product offerings as we continue to focus our efforts on other Weedmaps for Business products that support the Weedmaps marketplace and improve the eCommerce experience for our clients and users.

Disaggregation of revenue
The following table summarizes the Company’s disaggregated net revenue information (in thousands):

	Years Ended December 31,
	2023	2022	2021
Net revenues:
Featured and deal listings	$126,546	$149,621	$138,480
Weedmaps for Business	46,730	50,662	42,611
Subtotal	173,276	200,283	181,091
Other ad solutions	14,717	15,248	12,055
Total net revenues[1]	$187,993	$215,531	$193,146

1
Net revenues are net of discounts of $4.2 million in 2023, $4.5 million in 2022 and $2.6 million in 2021, primary related to the Company’s Teal program. See “Revenue Recognition” of Note 2, “Summary of Significant Accounting Policies” to the consolidated financial statements for further discussion.

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription offerings, as described above, and is recognized as the revenue recognition criteria are met. The deferred revenue balance as of December 31, 2023 was $5.9 million and is expected to be fully recognized within the next twelve months. The deferred revenue balances as of December 31, 2022 and 2021 were $6.3 million and $8.1 million, respectively, and were fully recognized in the first quarter of the following fiscal year. The Company generally invoices customers and receives payment on an upfront basis and payments do not include significant financing components or variable consideration and there are generally no rights of return or refunds after the subscription period has passed.
Substantially all of the Company’s revenue has been generated in the United States for the years ended December 31, 2023, 2022 and 2021. For the year ended December 31, 2023, approximately 52% of the Company’s net revenue originated in California compared with 56% for the year ended December 31, 2022 and 61% for the year ended December 31, 2021.